CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net Revenues	¥ 131,323	$ 20,184	¥ 10,928	¥ 99,552
Operating costs and expenses:
Cost of services	(53,096)	(8,161)	(14,141)	(24,355)
Sales and marketing	(76,977)	(11,831)	(44,921)	(87,022)
General and administrative	(257,079)	(39,512)	(247,688)	(232,244)
Service development expenses	(68,341)	(10,504)	(71,595)	(63,296)
Total operating expenses	(455,493)	(70,008)	(378,345)	(406,917)
Other operating income	1,204	185	2,732	6,910
Government grant	6,789	1,043	10,017	2,022
Indemnity cost	0	0	(9,979)	0
Other operating expenses	(34,691)	(5,332)	(1,915)	(2,975)
Operating loss	(350,868)	(53,928)	(366,562)	(301,408)
Others, net	821	126	0	0
Interest income	20,574	3,162	23,859	20,589
Interest expense	0	0	0	(2,138)
Loss from equity method investments	(2,128)	(327)	(406)	(407)
Gain from disposal of subsidiaries	5,477	842	136,914	0
Changes in fair value of the structured deposits	0	0	0	1,124
Changes in fair value of contingent considerations	(2,384)	(366)	0	0
Loss before income tax	(328,508)	(50,491)	(206,195)	(282,240)
Income tax (expense) benefit	12,366	1,901	(3,057)	(41,969)
Net loss	(316,142)	(48,590)	(209,252)	(324,209)
Less: Net (loss) income attributable to the noncontrolling interests	957	147	(6,287)	(312)
Net loss attributable to 500.com Limited	(317,099)	(48,737)	(202,965)	(323,897)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(55,805)	(8,577)	82,347	66,851
Realized and unrealized gain (loss) on available for sale investments	(733)	(113)	754	0
Other comprehensive income (loss) net of tax	(56,538)	(8,690)	83,101	66,851
Comprehensive loss	(372,680)	(57,280)	(126,151)	(257,358)
Less: Comprehensive (loss) income attributable to noncontrolling interests	1,348	207	(6,287)	(312)
Comprehensive loss attributable to 500.com Limited	¥ (374,028)	$ (57,487)	¥ (119,864)	¥ (257,046)
Earnings (losses) per share for Class A and Class B ordinary shares outstanding:
Basic | (per share)	¥ (0.78)	$ (0.12)	¥ (0.49)	¥ (0.84)
Diluted | (per share)	(0.78)	(0.12)	(0.49)	(0.84)
Losses per American Depositary Share (“ADS”) (1 ADS represents 10 Class A ordinary shares)
Basic | (per share)	(7.77)	(1.2)	(4.89)	(8.4)
Diluted | (per share)	¥ (7.77)	$ (1.2)	¥ (4.89)	¥ (8.4)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	408,310,122	408,310,122	414,872,756	385,590,213
Diluted	408,310,122	408,310,122	414,872,756	385,590,213